Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

	Cost	Accumulated Amortization	Net Book Value

Favorable lease terms December 31, 2017	$83,716	(75,636)	8,080
Additions	—	(3,748)	(3,748)
Favorable lease terms December 31, 2018	$83,716	$(79,384)	$4,332
Additions	—	(1,166)	(1,166)
Favorable lease terms December 31, 2019	$83,716	$(80,550)	$3,166
Additions	—	(1,166)	(1,166)
Favorable lease terms December 31, 2020	$83,716	$(81,716)	$2,000

Amortization of Favorable Lease Terms
	Year Ended
	December 31, 2020	December 31, 2019	December 31, 2018
Favorable lease terms	$(1,166)	$(1,166)	$(3,748)
Total	$(1,166)	$(1,166)	$(3,748)

Aggregate Amortizations of Intangible Assets	The aggregate amortization of the intangibles for the years ended December 31, 2021 and 2022 is estimated to be as follows:
Year	Amount
2021	$1,166
2022	834
Total	$2,000